Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Japan Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Japan Small Cap Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Small Cap Fund”), had a portfolio turnover rate of 141% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of smaller Japanese companies, generally defined as those companies with market capitalizations in the bottom 15% of all Japanese companies.  As of December 31, 2013, the bottom 15% of Japanese companies had market capitalizations under approximately 151.4 billion Japanese yen, or the equivalent of $1.4 billion.  This market capitalization range will vary due to market conditions  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations.  The Fund’s investments may include common stocks (including stocks purchased in IPOs), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds.  The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and pooled investment vehicles such as exchange-traded funds that invest in equity securities of Japanese companies.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Japan Risk:  The Fund invests in the stock of companies operating in Japan.  Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries.  Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years.  Should political tension increase, it could adversely affect the economy and destabilize the region as a whole.  Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.  Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.  Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan’s economy, and may continue to do so.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk:  Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles.  In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is the successor to the Predecessor Japan Small Cap Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Japan Small Cap Fund. The Predecessor Japan Small Cap Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measures of market performance, the Russell/Nomura Small Cap™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns for 1, 5, and 10 years compare with those of broad measures of market performance, the Russell/Nomura Small Cap Index and the Tokyo Stock Price Index (TOPIX).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 33.58% for the quarter ended June 30, 2009 and the lowest quarterly return was -19.87% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Russell/Nomura Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell/Nomura Small Cap Index (reflects no deduction for fees, expesnes or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
TOPIX
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	TOPIX (reflects no deduction for fees, expesnes or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Interest Expense	rr_Component3OtherExpensesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,736
Annual Return 2008	rr_AnnualReturn2008	(22.31%)
Annual Return 2009	rr_AnnualReturn2009	13.88%
Annual Return 2010	rr_AnnualReturn2010	23.99%
Annual Return 2011	rr_AnnualReturn2011	(4.17%)
Annual Return 2012	rr_AnnualReturn2012	12.76%
Annual Return 2013	rr_AnnualReturn2013	33.17%
Label	rr_AverageAnnualReturnLabel	Hennessy Japan Small Cap Fund Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Japan Small Cap Fund Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Japan Small Cap Fund Returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.05%

[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.